Long-term debt - Schedule of Changes in Debt Balances (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Changes In Borrowings [Roll Forward]
Beginning balance	$ 75,134	$ 110,022
Lease liabilities incurred	11,882	398
Debt repayments	(26,418)	(32,686)
Foreign exchange gains	(4,934)	(4,440)
Deferred transaction costs incurred		5,769
Reclass of deferred financing costs to other assets (Note 9)		(5,769)
Non-cash interest and financing expense	1,564	1,840
Ending balance	57,228	75,134
Current portion of long-term debt	(15,519)	(25,408)
Long-term debt	41,709	49,726
Revolving credit facility
Changes In Borrowings [Roll Forward]
Beginning balance	0	0
Lease liabilities incurred	0	0
Debt repayments	0	0
Foreign exchange gains	0	0
Deferred transaction costs incurred		5,769
Reclass of deferred financing costs to other assets (Note 9)		(5,769)
Non-cash interest and financing expense	0	0
Ending balance	0	0
Current portion of long-term debt	0
Long-term debt	0
Equipment loans
Changes In Borrowings [Roll Forward]
Beginning balance	46,273	78,515
Lease liabilities incurred	0	0
Debt repayments	(19,802)	(28,797)
Foreign exchange gains	(2,716)	(4,145)
Deferred transaction costs incurred		0
Reclass of deferred financing costs to other assets (Note 9)		0
Non-cash interest and financing expense	219	700
Ending balance	23,974	46,273
Current portion of long-term debt	(10,614)
Long-term debt	13,360
Lease liabilities
Changes In Borrowings [Roll Forward]
Beginning balance	28,861	31,507
Lease liabilities incurred	11,882	398
Debt repayments	(6,616)	(3,889)
Foreign exchange gains	(2,218)	(295)
Deferred transaction costs incurred		0
Reclass of deferred financing costs to other assets (Note 9)		0
Non-cash interest and financing expense	1,345	1,140
Ending balance	33,254	$ 28,861
Current portion of long-term debt	(4,905)
Long-term debt	$ 28,349